Other Operating Income (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Input VAT additional credit admissible percentage				10.00%
Super deductions of value added tax	¥ 0.2	¥ 21.0	¥ 33.1
Other Operating Income (Expense) [Member]
Value added tax income	¥ 13.2	¥ 6.3	¥ 40.8